SCHEDULE OF RELATED PARTY NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Notes payable	$ 1,829,500
ARJ Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Notes payable	650,000	$ 650,000
McKettrick [Member]
Defined Benefit Plan Disclosure [Line Items]
Notes payable	1,050,000	1,300,000
Carver [Member]
Defined Benefit Plan Disclosure [Line Items]
Notes payable	129,500	148,000
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Notes payable	1,829,500	2,098,000
Less current portion	(937,000)	(1,237,000)
Long-term portion	$ 892,500	$ 861,000